Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	Zaxis International Inc.
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Entity Central Index Key	0000797542
Current Fiscal Year End Date	--12-30
Entity Common Stock, Shares Outstanding	1,695,126
Entity Public Float	$ 307,126
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2